Earnings (loss) per share: - Additional Information (Details)			12 Months Ended
	Feb. 08, 2024	Jan. 29, 2024	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings per share [line items]
Potentially dilutive effects of convertible instruments on weighted average number of shares				0	0
Share split	3	3
Class C Shares
Earnings per share [line items]
Potentially dilutive effects of all instruments on weighted average number of shares			14,145,408
Share split			3